Summary of significant accounting policies, estimates and judgments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Bank's Significant Exposures to Financial Instruments
The following tables show the Bank’s significant exposures to financial instruments referencing benchmark interest rates subject to the Reform that have yet to transition to ABRs. These include financial instruments referencing USD LIBOR maturing after June 30, 2023 and CDOR maturing after June 28, 2024. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our IBOR conversion plans.

	As at
	October 31, 2022			October 31, 2021

(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional (3)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional (3), (4)

USD LIBOR	$57,494	$1,468	$5,550,175	$68,325	$1,420	$4,901,854
CDOR (5)	18,493	18,572	2,004,444	9,226	14,797	1,307,071
	$75,987	$20,040	$7,554,619	$77,551	$16,217	$6,208,925
Cross currency swaps
USD LIBOR – CDOR	n.a.	n.a.	$222,256	n.a.	n.a.	$206,953
	n.a.	n.a.	$222,256	n.a.	n.a.	$206,953
	$75,987	$20,040	$7,776,875	$77,551	$16,217	$6,415,878

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and Customers’ liability under acceptances and the fair value of Securities.
(2)	Non-derivative liabilities represent Subordinated debentures, Deposits and Acceptances.
(3)	The notional amount for cross currency swaps between USD LIBOR and CDOR are presented separately in the Cross currency swaps section of this table.
(4)	Amounts have been updated from those previously presented to reflect the regulatory developments related to the cessation of CDOR and transition of non-USD LIBOR financial instruments.
(5)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.

Summary of Undrawn Balances of Loan Commitments
The following table presents the undrawn balances of loan commitments referencing benchmark interest rates subject to the Reform.

	As at

(Millions of Canadian dollars)	October 31, 2022	October 31, 2021
Authorized and committed undrawn commitments
USD LIBOR	$59,271	$122,437
CDOR (1), (2)	26,913	15,644
	$86,184	$138,081

(1)	Includes our exposure to financial instruments referencing interest rates substantially similar to CDOR.
(2)	Undrawn commitments exclude amounts related to drawn outstanding balances, which in certain cases may exclude extension options.